Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets - Summary of Depreciation on Straight-line Basis Over the Estimated Useful life of Assets (Detail)	12 Months Ended
Dec. 31, 2020
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	20.00%
Bottom of range [member] | Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	4.00%
Bottom of range [member] | Machinery, equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	8.00%
Bottom of range [member] | Airplanes, vessels and vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	10.00%
Bottom of range [member] | Railcars [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	2.90%
Bottom of range [member] | Locomotives [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	3.30%
Bottom of range [member] | Permanent railways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	3.00%
Bottom of range [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	10.00%
Top of range [member] | Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	5.00%
Top of range [member] | Machinery, equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	11.00%
Top of range [member] | Airplanes, vessels and vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	20.00%
Top of range [member] | Railcars [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	6.00%
Top of range [member] | Locomotives [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	8.00%
Top of range [member] | Permanent railways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	4.00%
Top of range [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	15.00%